PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

 Property and equipment consisted of the following as of June 30, 2011 and December 31, 2010:

	As of
	June 30,	December 31,
	2011	2010

Leasehold Improvements	$14,178,553	$14,113,849
Medical Equipment	10,565,581	10,167,306
Furniture, Fixtures and Office Equipment	1,320,894	1,114,439
	26,065,028	25,395,594

Accumulated Depreciation	(11,512,695)	(10,448,812)
Property and Equipment, net	$14,552,333	$14,946,782

As of June 30, 2011 and December 31, 2010, the Company had $2,081,267 of equipment cost under capital lease, with accumulated amortization of $1,994,787 and $1,926,001, respectively, resulting in net assets under capital leases of $86,480 and $155,266, respectively.  All of the Company’s assets under capital lease consisted of medical equipment.

4.      PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2010 and 2009:

	As of December 31,
	2010	2009

Leasehold Improvements	$14,113,849	$8,263,975
Medical Equipment	10,167,306	7,659,363
Furniture, Fixtures and Office Equipment	1,114,439	1,044,464
	25,395,594	16,967,802

Accumulated Depreciation	(10,448,812)	(8,928,398)

Property and Equipment, net	$14,946,782	$8,039,404

As of December 31, 2010 and 2009, the Company had $2,081,267 of equipment cost under capital lease, with accumulated amortization of $1,926,001 and $1,686,239, respectively, resulting in net assets under capital leases of $155,266 and $395,028, respectively.  All of the Company’s assets under capital lease consisted of medical equipment.

During the years ended December 31, 2010 and 2009, the Company capitalized approximately $63,533 and $81,498 of interest related to borrowings for projects under construction.